Quarterly Holdings Report
for

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2019

TSF-QTLY-1019
1.9887485.101

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.9%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	588,401	$20,747,019
GCI Liberty, Inc. (a)	125,300	7,798,672
Verizon Communications, Inc.	1,084,687	63,085,396
		91,631,087
Entertainment - 1.1%
Activision Blizzard, Inc.	943,200	47,725,920
Cinemark Holdings, Inc. (b)	376,600	14,371,056
Electronic Arts, Inc. (a)	368,600	34,530,448
Lions Gate Entertainment Corp. Class B	652,200	5,439,348
Netflix, Inc. (a)	64,900	19,064,375
Nihon Falcom Corp.	5,000	79,070
Take-Two Interactive Software, Inc. (a)	52,598	6,941,358
The Madison Square Garden Co. (a)	34,800	8,781,084
The Walt Disney Co.	769,928	105,680,317
Viacom, Inc.:
Class A (b)	166,200	4,532,274
Class B (non-vtg.)	81,800	2,043,364
Vivendi SA	634,400	17,730,745
World Wrestling Entertainment, Inc. Class A (b)	234,300	16,736,049
		283,655,408
Interactive Media & Services - 1.2%
Alphabet, Inc.:
Class A (a)	100,700	119,886,371
Class C (a)	43,300	51,444,730
Eventbrite, Inc. (b)	10,900	190,532
Facebook, Inc. Class A (a)	491,500	91,256,805
Momo, Inc. ADR	112,600	4,141,428
Tencent Holdings Ltd.	280,200	11,568,206
Twitter, Inc. (a)	170,300	7,263,295
Yahoo! Japan Corp.	4,350,000	10,891,891
YY, Inc. ADR (a)	8,900	508,635
		297,151,893
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	536,360	15,490,077
AMC Networks, Inc. Class A (a)	9,100	441,350
Charter Communications, Inc. Class A (a)	40,500	16,588,395
Comcast Corp. Class A	5,243,100	232,059,606
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	365,435
Discovery Communications, Inc.:
Class A (a)(b)	550,000	15,180,000
Class C (non-vtg.) (a)	115,600	3,009,068
F@N Communications, Inc.	26,900	138,001
Fox Corp. Class A	636,933	21,127,068
Hyundai HCN	461,413	1,423,855
Interpublic Group of Companies, Inc.	1,124,100	22,347,108
Liberty Media Corp. Liberty SiriusXM Series A (a)	117,300	4,749,477
Nippon Television Network Corp.	59,800	788,627
WOWOW INC.	73,700	1,752,400
		335,460,467
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	28,300	924,375
T-Mobile U.S., Inc. (a)	286,500	22,361,325
		23,285,700

TOTAL COMMUNICATION SERVICES		1,031,184,555

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
Adient PLC	100,000	2,017,000
Aptiv PLC	167,400	13,922,658
BorgWarner, Inc.	333,300	10,875,579
Cooper Tire & Rubber Co.	162,700	3,821,823
Cooper-Standard Holding, Inc. (a)	5,000	187,200
DaikyoNishikawa Corp.	27,200	186,650
Dongah Tire & Rubber Co. Ltd.	11,829	298,080
Eagle Industry Co. Ltd.	67,200	618,644
G-Tekt Corp.	455,000	6,582,906
Gentex Corp.	47,200	1,255,520
Hi-Lex Corp.	85,000	1,281,781
Hyundai Mobis	86,687	17,797,779
IJT Technology Holdings Co. Ltd.	276,000	1,270,429
Lear Corp.	93,400	10,485,084
Linamar Corp.	10,000	303,740
Strattec Security Corp.	11,700	217,035
TPR Co. Ltd.	173,000	2,680,454
		73,802,362
Automobiles - 0.1%
Audi AG	4,727	4,145,777
Fiat Chrysler Automobiles NV	50,100	658,314
Fiat Chrysler Automobiles NV (Italy)	101,500	1,320,571
General Motors Co.	88,100	3,267,629
Renault SA	28,800	1,651,002
		11,043,293
Distributors - 0.0%
Arata Corp.	5,000	171,318
Harima-Kyowa Co. Ltd. (b)	24,100	374,312
Yagi & Co. Ltd.	50,800	753,620
		1,299,250
Diversified Consumer Services - 0.1%
Heian Ceremony Service Co. Ltd.	128,400	1,003,172
MegaStudy Co. Ltd.	79,794	652,666
Multicampus Co. Ltd.	28,028	907,744
Service Corp. International	540,842	25,040,985
		27,604,567
Hotels, Restaurants & Leisure - 0.5%
Domino's Pizza, Inc.	140,300	31,825,652
Eldorado Resorts, Inc. (a)(b)	173,113	6,666,582
Hilton Grand Vacations, Inc. (a)	187,864	6,344,167
McDonald's Corp.	233,600	50,917,792
Royal Caribbean Cruises Ltd.	144,900	15,110,172
The Restaurant Group PLC	1,119,700	2,088,637
Wendy's Co.	1,097,750	24,150,500
		137,103,502
Household Durables - 0.2%
Cuckoo Holdings Co. Ltd.	19,647	1,704,398
FJ Next Co. Ltd.	309,600	2,946,351
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	398,613	3,091,189
Hamilton Beach Brands Holding Co. Class A	15,700	222,469
Iida Group Holdings Co. Ltd.	58,300	907,688
Lennar Corp. Class A	338,900	17,283,900
Mohawk Industries, Inc. (a)	51,700	6,146,613
Toll Brothers, Inc.	459,785	16,639,619
Whirlpool Corp.	16,500	2,294,985
		51,237,212
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	25,300	4,428,259
Amazon.com, Inc. (a)	72,000	127,892,880
eBay, Inc.	376,700	15,177,243
Etsy, Inc. (a)	120,700	6,371,753
GrubHub, Inc. (a)(b)	100,160	5,943,494
Hyundai Home Shopping Network Corp.	4,861	373,905
Meituan Dianping Class B	1,828,600	17,304,213
Mercari, Inc. (a)	10,000	233,915
NS Shopping Co. Ltd.	21,105	176,113
Pinduoduo, Inc. ADR (a)(b)	167,200	5,479,144
The Booking Holdings, Inc. (a)	32,470	63,849,333
		247,230,252
Leisure Products - 0.1%
Brunswick Corp.	715,792	33,355,907
Multiline Retail - 0.2%
Dollar General Corp.	218,400	34,090,056
Dollar Tree, Inc. (a)	192,600	19,554,678
Lifestyle International Holdings Ltd.	759,000	847,962
Macy's, Inc.	31,700	467,892
Ryohin Keikaku Co. Ltd.	1,000	17,235
		54,977,823
Specialty Retail - 0.9%
Arc Land Sakamoto Co. Ltd.	30,000	339,719
AT-Group Co. Ltd.	128,800	2,188,394
AutoNation, Inc. (a)	100,000	4,746,000
Bed Bath & Beyond, Inc. (b)	306,300	2,961,921
Best Buy Co., Inc.	37,700	2,399,605
Burlington Stores, Inc. (a)	204,045	41,317,072
Dunelm Group PLC	231,500	2,467,597
GameStop Corp. Class A (b)	164,300	652,271
GNC Holdings, Inc. Class A (a)(b)	680,400	1,333,584
Hibbett Sports, Inc. (a)	70,200	1,161,108
Hour Glass Ltd.	739,580	421,018
JB Hi-Fi Ltd. (b)	63,375	1,404,169
John David Group PLC	877,200	6,585,716
Ku Holdings Co. Ltd.	47,500	350,544
Lookers PLC	804,734	456,307
Lowe's Companies, Inc.	286,380	32,131,836
Mandarake, Inc.	15,700	93,105
Sally Beauty Holdings, Inc. (a)(b)	675,000	8,255,250
Samse SA	2,200	377,194
The Home Depot, Inc.	243,800	55,564,458
Tiffany & Co., Inc.	90,700	7,697,709
TJX Companies, Inc.	613,182	33,706,615
Tokatsu Holdings Co. Ltd.	18,700	71,642
Urban Outfitters, Inc. (a)(b)	568,770	13,314,906
Vitamin Shoppe, Inc. (a)(b)	211,900	1,366,755
Williams-Sonoma, Inc. (b)	130,000	8,554,000
		229,918,495
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	59,500	1,569,610
Carter's, Inc.	175,460	16,051,081
Columbia Sportswear Co.	169,500	15,897,405
Embry Holdings Ltd.	280,000	59,232
Ff Group (a)(c)	2,700	3,561
Fossil Group, Inc. (a)	20,800	266,240
NIKE, Inc. Class B	261,700	22,113,650
PVH Corp.	228,000	17,282,400
Sitoy Group Holdings Ltd.	2,613,000	423,427
Tapestry, Inc.	1,367,327	28,235,303
Yue Yuen Industrial (Holdings) Ltd.	420,000	1,073,589
		102,975,498

TOTAL CONSUMER DISCRETIONARY		970,548,161

CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Britvic PLC	499,246	5,269,911
C&C Group PLC	3,519,300	15,394,189
Constellation Brands, Inc. Class A (sub. vtg.)	123,300	25,196,355
PepsiCo, Inc.	178,900	24,460,997
The Coca-Cola Co.	555,260	30,561,510
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,422,571
		102,305,533
Food & Staples Retailing - 0.8%
Amsterdam Commodities NV	34,400	696,411
Halows Co. Ltd.	21,800	430,931
Kroger Co.	147,300	3,488,064
Nihon Chouzai Co. Ltd.	6,700	231,459
OM2 Network Co. Ltd.	60,000	624,653
Qol Holdings Co. Ltd.	50,800	685,718
Retail Partners Co. Ltd.	130,700	1,119,565
Sapporo Clinical Laboratory	8,200	137,779
Satoh & Co. Ltd. (b)	12,300	179,345
Sysco Corp.	724,800	53,874,384
U.S. Foods Holding Corp. (a)	397,800	16,091,010
United Natural Foods, Inc. (a)	30,500	245,220
Walgreens Boots Alliance, Inc.	414,500	21,218,255
Walmart, Inc.	951,300	108,695,538
		207,718,332
Food Products - 0.8%
Axyz Co. Ltd.	10,000	208,124
Changshouhua Food Co. Ltd.	2,144,000	767,289
Conagra Brands, Inc.	799,700	22,679,492
Danone SA	280,500	25,129,813
JC Comsa Corp.	26,800	95,358
Kaneko Seeds Co. Ltd.	75,300	808,039
Lotte Samkang Co. Ltd.	1,057	386,869
Mondelez International, Inc.	660,200	36,456,244
Nestle SA sponsored ADR	290,900	32,694,251
Pickles Corp.	27,500	588,389
Post Holdings, Inc. (a)	347,877	34,679,858
Prima Meat Packers Ltd.	14,600	288,743
S Foods, Inc.	26,000	737,892
Seaboard Corp.	2,144	8,855,106
The Hershey Co.	59,500	9,429,560
The J.M. Smucker Co.	128,000	13,460,480
Toyo Sugar Refining Co. Ltd.	39,400	386,082
TreeHouse Foods, Inc. (a)	201,700	10,216,105
		197,867,694
Household Products - 0.3%
Procter & Gamble Co.	672,298	80,830,389
Personal Products - 0.1%
Hengan International Group Co. Ltd.	202,500	1,332,631
Herbalife Nutrition Ltd. (a)	731,682	25,191,811
		26,524,442
Tobacco - 0.6%
Altria Group, Inc.	2,115,040	92,511,850
British American Tobacco PLC sponsored ADR	388,714	13,643,861
KT&G Corp.	20,099	1,693,792
Philip Morris International, Inc.	595,100	42,900,759
Scandinavian Tobacco Group A/S (d)	32,565	374,390
		151,124,652

TOTAL CONSUMER STAPLES		766,371,042

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
AKITA Drilling Ltd. Class A (non-vtg.)	25,313	33,462
Baker Hughes, A GE Co. Class A	1,017,423	22,067,905
Carbo Ceramics, Inc. (a)(b)	159,200	262,680
Diamond Offshore Drilling, Inc. (a)(b)	393,700	2,555,113
Dmc Global, Inc.	6,600	286,638
Forum Energy Technologies, Inc. (a)	120,600	170,046
Geospace Technologies Corp. (a)	39,300	481,032
Halliburton Co.	24,500	461,580
High Arctic Energy Services, Inc.	362,600	599,159
Liberty Oilfield Services, Inc. Class A (b)	124,500	1,340,865
National Oilwell Varco, Inc.	66,500	1,358,595
Odfjell Drilling Ltd. (a)	91,100	252,939
Patterson-UTI Energy, Inc.	33,700	291,505
Raiznext Corp.	381,700	4,146,296
RigNet, Inc. (a)	77,900	610,736
Schlumberger Ltd.	55,500	1,799,865
Shelf Drilling Ltd. (a)(d)	249,099	504,365
Solaris Oilfield Infrastructure, Inc. Class A	104,800	1,441,000
Tecnicas Reunidas SA (a)	37,400	936,360
Tenaris SA sponsored ADR	24,800	536,672
Transocean Ltd. (United States) (a)(b)	466,500	2,122,575
Valaris PLC Class A (b)	319,125	1,487,123
		43,746,511
Oil, Gas & Consumable Fuels - 2.6%
Baytex Energy Corp. (a)	1,949,600	2,518,636
Berry Petroleum Corp.	72,400	578,476
Black Stone Minerals LP	16,200	230,688
Bonavista Energy Corp. (b)	877,200	355,782
Bonterra Energy Corp. (b)	218,300	683,725
BP PLC sponsored ADR	473,958	17,512,748
Brigham Minerals, Inc. Class A	77,600	1,551,224
Cabot Oil& Gas Corp.	137,400	2,352,288
Canadian Natural Resources Ltd.	23,000	549,519
Canadian Natural Resources Ltd.	6,000	143,400
Carrizo Oil & Gas, Inc. (a)	10,300	85,387
Cenovus Energy, Inc. (Canada)	2,254,486	19,676,376
Cheniere Energy, Inc. (a)	98,400	5,875,464
Chevron Corp.	943,228	111,036,800
China Petroleum & Chemical Corp.:
(H Shares)	18,776,000	10,952,706
sponsored ADR (H Shares)	9,000	523,530
CNOOC Ltd. sponsored ADR	16,400	2,431,136
CNX Resources Corp. (a)	124,400	991,468
Concho Resources, Inc.	7,364	538,677
ConocoPhillips Co.	251,000	13,097,180
Contango Oil & Gas Co. (a)	223,300	218,834
Continental Resources, Inc.	70,844	2,068,645
Delek U.S. Holdings, Inc.	303,828	9,950,367
Devon Energy Corp.	152,800	3,360,072
Diamondback Energy, Inc.	216,572	21,241,382
Encana Corp. (Toronto)	688,900	3,052,809
Enterprise Products Partners LP	68,100	1,941,531
EOG Resources, Inc.	157,400	11,677,506
EQT Corp.	10,800	109,836
Equinor ASA sponsored ADR	1,139,791	19,387,845
Exxon Mobil Corp.	2,763,045	189,213,322
FLEX LNG Ltd. (a)(b)	496,520	4,904,063
GasLog Ltd.	228,100	2,805,630
GasLog Partners LP (b)	758,421	14,372,078
Golar LNG Ltd.	37,900	443,809
Golar LNG Partners LP	775,166	7,604,378
Hess Corp.	437,000	27,509,150
Hoegh LNG Partners LP	241,000	3,523,420
Husky Energy, Inc.	990,500	6,613,749
Imperial Oil Ltd.	118,600	2,910,216
Kosmos Energy Ltd.	183,900	1,162,248
Lundin Petroleum AB	49,300	1,497,889
Magnolia Oil & Gas Corp. Class A (a)(b)	1,618,300	16,522,843
Marathon Oil Corp.	103,400	1,224,256
Marathon Petroleum Corp.	129,342	6,364,920
Motor Oil (HELLAS) Corinth Refineries SA	99,400	2,429,621
Murphy Oil Corp.	216,000	3,937,680
National Energy Services Reunited Corp. (a)	2,000	15,320
Noble Energy, Inc.	185,600	4,190,848
Northern Oil & Gas, Inc. (a)(b)	578,900	1,065,176
NuVista Energy Ltd. (a)	5,000	6,046
Occidental Petroleum Corp.	107,000	4,652,360
Par Pacific Holdings, Inc. (a)	79,200	1,721,808
Parex Resources, Inc. (a)	169,200	2,591,248
Parsley Energy, Inc. Class A	1,066,680	19,104,239
PDC Energy, Inc. (a)	4,500	143,325
Phillips 66 Co.	95,700	9,438,891
Pioneer Natural Resources Co.	74,400	9,182,448
QEP Resources, Inc.	35,700	127,092
Seven Generations Energy Ltd. (a)	5,000	27,039
Sinopec Kantons Holdings Ltd.	4,288,000	1,697,474
Southwestern Energy Co. (a)(b)	911,900	1,440,802
Star Petroleum Refining PCL	2,244,600	645,822
Suncor Energy, Inc.	122,800	3,591,582
Teekay LNG Partners LP	727,700	10,566,204
Teekay Offshore Partners LP	1,913,600	2,258,048
Texas Pacific Land Trust (b)	200	131,042
Thai Oil PCL (For. Reg.)	396,400	878,081
The Williams Companies, Inc.	57,400	1,354,640
Total SA sponsored ADR	330,000	16,473,600
Valero Energy Corp.	141,100	10,622,008
Viper Energy Partners LP	115,900	3,357,623
Whiting Petroleum Corp. (a)	23,300	154,479
World Fuel Services Corp.	45,400	1,743,360
		664,913,914

TOTAL ENERGY		708,660,425

FINANCIALS - 7.9%
Banks - 3.5%
Banco Inter SA unit (a)	102,600	1,514,347
Bank of America Corp.	5,061,809	139,250,366
BankUnited, Inc.	220,481	7,002,477
Boston Private Financial Holdings, Inc.	911,519	9,680,332
Citigroup, Inc.	1,060,670	68,254,115
Credit Agricole Atlantique Vendee	6,600	1,150,442
East West Bancorp, Inc.	5,000	205,650
EFG Eurobank Ergasias SA (a)	2,056,000	1,819,016
First Citizens Bancshares, Inc.	19,093	8,488,748
First Foundation, Inc.	585,573	8,174,599
First Horizon National Corp.	1,676,970	26,546,435
FNB Corp., Pennsylvania	1,939,355	20,848,066
Gunma Bank Ltd.	396,600	1,291,699
Hiroshima Bank Ltd.	65,700	299,944
Huntington Bancshares, Inc.	2,687,800	35,613,350
IBERIABANK Corp.	198,600	13,701,414
JPMorgan Chase & Co.	631,571	69,384,390
KeyCorp	674,195	11,191,637
M&T Bank Corp.	225,100	32,911,871
Mitsubishi UFJ Financial Group, Inc.	1,371,600	6,601,856
NIBC Holding NV (d)	590,026	4,649,516
Northrim Bancorp, Inc.	5,000	181,000
Ogaki Kyoritsu Bank Ltd.	43,500	902,471
PNC Financial Services Group, Inc.	604,111	77,888,031
Sberbank of Russia sponsored ADR	222,900	3,054,845
Shinsei Bank Ltd.	69,900	956,696
Signature Bank	55,300	6,450,745
Skandiabanken ASA (d)	98,800	683,084
State Bank of India (a)	559,000	2,142,417
Sumitomo Mitsui Financial Group, Inc.	338,000	11,075,669
SunTrust Banks, Inc.	627,700	38,609,827
Tcf Financial Corp.	451,500	17,409,840
The Keiyo Bank Ltd.	125,700	720,585
The San-In Godo Bank Ltd.	120,400	689,069
U.S. Bancorp	1,529,127	80,569,702
Unicaja Banco SA (d)	1,549,300	1,140,848
United Community Bank, Inc.	586,199	15,481,516
Van Lanschot NV (Bearer)	5,800	122,773
Wells Fargo & Co.	3,706,013	172,589,025
Yamaguchi Financial Group, Inc.	108,200	687,485
		899,935,898
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	126,500	9,693,695
Apollo Global Management LLC Class A	188,300	7,104,559
Ares Capital Corp.	34,629	653,103
BlackRock, Inc. Class A	24,700	10,437,232
Cboe Global Markets, Inc.	135,700	16,170,012
Charles Schwab Corp.	174,765	6,688,257
E*TRADE Financial Corp.	405,848	16,940,096
Goldman Sachs Group, Inc.	266,300	54,301,233
Invesco Ltd.	406,400	6,380,480
Lazard Ltd. Class A	428,808	14,725,267
Monex Group, Inc. (b)	941,200	2,675,600
Morgan Stanley	555,230	23,036,493
Morningstar, Inc.	64,600	10,438,068
Raymond James Financial, Inc.	72,390	5,683,339
State Street Corp.	987,846	50,686,378
Tradeweb Markets, Inc. Class A	56,700	2,414,853
Virtu Financial, Inc. Class A (b)	414,800	7,798,240
		245,826,905
Consumer Finance - 0.8%
360 Finance, Inc. ADR (b)	672,680	6,699,893
Aeon Credit Service (Asia) Co. Ltd.	3,340,000	2,702,998
Ally Financial, Inc.	277,700	8,705,895
American Express Co.	184,800	22,244,376
Capital One Financial Corp.	805,400	69,763,748
Discover Financial Services	481,700	38,521,549
First Cash Financial Services, Inc.	160,110	15,807,660
Navient Corp.	78,400	998,816
OneMain Holdings, Inc.	420,059	15,059,115
Santander Consumer U.S.A. Holdings, Inc.	157,000	4,099,270
Shriram Transport Finance Co. Ltd.	203,700	2,754,325
SLM Corp.	601,900	5,080,036
Synchrony Financial	563,736	18,067,739
		210,505,420
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc.	770,000	15,992,900
Berkshire Hathaway, Inc.:
Class A (a)	2	606,156
Class B (a)	565,800	115,089,378
Fuyo General Lease Co. Ltd.	78,100	4,484,492
Ricoh Leasing Co. Ltd.	96,500	2,947,640
Voya Financial, Inc.	134,410	6,629,101
		145,749,667
Insurance - 1.6%
AFLAC, Inc.	244,200	12,253,956
Allstate Corp.	145,700	14,918,223
American International Group, Inc.	411,500	21,414,460
ASR Nederland NV	78,300	2,737,429
Assurant, Inc.	203,230	24,997,290
Axis Capital Holdings Ltd.	164,400	10,092,516
Brown & Brown, Inc.	759,082	28,002,535
Chubb Ltd.	234,400	36,632,032
Db Insurance Co. Ltd.	139,982	5,539,788
FNF Group	331,200	14,552,928
Genworth Financial, Inc. Class A	289,400	1,282,042
Hartford Financial Services Group, Inc.	283,300	16,510,724
Hyundai Fire & Marine Insurance Co. Ltd.	180,042	3,555,144
Lincoln National Corp.	33,100	1,750,328
Marsh & McLennan Companies, Inc.	254,900	25,461,961
MetLife, Inc.	1,144,200	50,688,060
NN Group NV	134,103	4,489,375
NN Group NV rights (a)(e)	134,103	112,013
Prudential Financial, Inc.	56,800	4,549,112
Prudential PLC	774,150	12,903,599
Reinsurance Group of America, Inc.	193,880	29,851,704
Sony Financial Holdings, Inc.	60,900	1,406,774
Sul America SA unit	219,800	2,571,676
The Travelers Companies, Inc.	357,200	52,494,112
Willis Group Holdings PLC	93,300	18,470,601
		397,238,382
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	1,858,700	27,638,869
Annaly Capital Management, Inc.	2,026,400	16,819,120
MFA Financial, Inc.	3,100,500	22,230,585
Redwood Trust, Inc. (b)	796,800	13,226,880
		79,915,454
Thrifts & Mortgage Finance - 0.1%
ASAX Co. Ltd.	159,600	886,375
Essent Group Ltd.	541,530	26,264,205
Genworth Mortgage Insurance Ltd.	232,786	482,851
		27,633,431

TOTAL FINANCIALS		2,006,805,157

HEALTH CARE - 6.8%
Biotechnology - 1.6%
AbbVie, Inc.	400,600	26,335,444
Acceleron Pharma, Inc. (a)	50,000	2,245,500
Alexion Pharmaceuticals, Inc. (a)	262,500	26,449,500
Allakos, Inc. (a)(b)	28,000	2,476,880
Alnylam Pharmaceuticals, Inc. (a)	40,000	3,227,600
Amgen, Inc.	505,700	105,499,134
AnaptysBio, Inc. (a)	44,000	1,788,600
Argenx SE ADR (a)	46,100	6,059,845
Ascendis Pharma A/S sponsored ADR (a)	50,900	5,702,327
BeiGene Ltd. ADR (a)	24,000	3,450,000
Biogen, Inc. (a)	55,000	12,086,250
bluebird bio, Inc. (a)(b)	28,000	2,892,680
Blueprint Medicines Corp. (a)	312,548	23,963,055
Celgene Corp. (a)	609,600	59,009,280
Cell Biotech Co. Ltd.	46,872	681,572
FibroGen, Inc. (a)	54,000	2,411,640
Gilead Sciences, Inc.	168,700	10,719,198
Global Blood Therapeutics, Inc. (a)	244,330	11,234,293
Intercept Pharmaceuticals, Inc. (a)(b)	89,700	5,756,946
Mirati Therapeutics, Inc. (a)	72,800	5,967,416
Momenta Pharmaceuticals, Inc. (a)	120,000	1,515,600
Morphosys AG (a)	16,000	1,890,366
Neurocrine Biosciences, Inc. (a)	275,368	27,377,087
Principia Biopharma, Inc. (b)	41,456	1,645,803
Sage Therapeutics, Inc. (a)	18,000	3,090,060
Sarepta Therapeutics, Inc. (a)	272,092	24,529,094
Scholar Rock Holding Corp. (a)(b)	80,000	847,200
United Therapeutics Corp. (a)	51,200	4,227,072
Vertex Pharmaceuticals, Inc. (a)	162,000	29,163,240
Xencor, Inc. (a)	80,000	2,982,400
Zymeworks, Inc. (a)(b)	100,000	2,664,000
		417,889,082
Health Care Equipment & Supplies - 1.1%
A&T Corp.	21,000	190,163
Atricure, Inc. (a)	100,000	2,739,000
Becton, Dickinson & Co.	148,500	37,707,120
Boston Scientific Corp. (a)	1,332,321	56,930,076
Danaher Corp.	80,000	11,367,200
Dentsply Sirona, Inc.	301,100	15,702,365
Fukuda Denshi Co. Ltd.	59,550	3,867,793
Genmark Diagnostics, Inc. (a)	280,000	1,677,200
Glaukos Corp. (a)(b)	260,200	16,733,462
Hologic, Inc. (a)	364,700	18,005,239
Hoya Corp.	46,000	3,745,037
Insulet Corp. (a)(b)	60,000	9,250,200
Intuitive Surgical, Inc. (a)	30,800	15,749,272
Masimo Corp. (a)	40,000	6,130,000
Medtronic PLC	90,400	9,753,256
Penumbra, Inc. (a)(b)	50,000	7,277,500
STERIS PLC	147,549	22,781,566
Stryker Corp.	106,000	23,389,960
ViewRay, Inc. (a)(b)	1,947,516	7,673,213
Wright Medical Group NV (a)	861,487	17,962,004
		288,631,626
Health Care Providers & Services - 2.2%
Anthem, Inc.	286,278	74,867,423
Centene Corp. (a)	566,200	26,396,244
Cigna Corp.	546,477	84,141,064
CVS Health Corp.	1,224,912	74,621,639
EBOS Group Ltd.	160,000	2,391,356
G1 Therapeutics, Inc. (a)(b)	50,000	1,815,000
HCA Holdings, Inc.	124,000	14,904,800
HealthEquity, Inc. (a)	54,000	3,205,440
Humana, Inc.	119,600	33,871,916
Laboratory Corp. of America Holdings (a)	55,000	9,215,800
McKesson Corp.	180,099	24,902,289
MEDNAX, Inc. (a)	48,100	1,013,948
Molina Healthcare, Inc. (a)	187,700	24,453,556
Notre Dame Intermedica Participacoes SA	270,000	3,656,508
Patterson Companies, Inc.	49,100	820,952
Quest Diagnostics, Inc.	3,700	378,769
RadNet, Inc. (a)	422,300	5,874,193
Tokai Corp.	107,400	2,300,959
UnitedHealth Group, Inc.	586,500	137,241,000
Universal Health Services, Inc. Class B	40,000	5,783,200
Wellcare Health Plans, Inc. (a)	88,900	24,068,786
		555,924,842
Health Care Technology - 0.1%
Health Catalyst, Inc.	32,200	1,283,492
Teladoc Health, Inc. (a)(b)	208,270	12,054,668
		13,338,160
Life Sciences Tools & Services - 0.2%
Avantor, Inc.	300,000	5,250,000
Bio-Rad Laboratories, Inc. Class A (a)	70,516	23,813,958
Bruker Corp.	412,500	17,807,625
ICON PLC (a)	4,400	678,436
Lonza Group AG	16,000	5,654,761
		53,204,780
Pharmaceuticals - 1.6%
Allergan PLC	235,100	37,550,172
AstraZeneca PLC:
(United Kingdom)	370,000	33,048,945
sponsored ADR	59,500	2,679,285
Bayer AG	432,082	32,113,983
Bristol-Myers Squibb Co.	1,429,900	68,735,293
Corteva, Inc.	66,566	1,951,715
Dawnrays Pharmaceutical Holdings Ltd.	6,848,000	1,173,228
Dechra Pharmaceuticals PLC	100,000	3,650,400
Eli Lilly & Co.	156,000	17,623,320
Genomma Lab Internacional SA de CV (a)	1,796,300	1,504,871
GlaxoSmithKline PLC sponsored ADR	874,058	36,343,332
Johnson & Johnson	557,285	71,533,103
Korea United Pharm, Inc.	37,112	605,574
MyoKardia, Inc. (a)	42,000	2,258,340
Nippon Chemiphar Co. Ltd.	10,400	273,522
Novartis AG sponsored ADR	33,173	2,989,219
Recordati SpA	67,000	2,935,145
Roche Holding AG (participation certificate)	233,406	63,780,584
Sanofi SA sponsored ADR	501,800	21,552,310
Taro Pharmaceutical Industries Ltd.	9,500	730,170
Theravance Biopharma, Inc. (a)(b)	97,000	2,136,910
Turning Point Therapeutics, Inc. (b)	60,000	3,271,800
Zogenix, Inc. (a)	70,000	2,988,300
		411,429,521

TOTAL HEALTH CARE		1,740,418,011

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.2%
General Dynamics Corp.	125,323	23,970,530
Harris Corp.	65,100	13,762,791
HEICO Corp. Class A	348,746	38,487,609
Lockheed Martin Corp.	155,600	59,767,516
The Boeing Co.	143,000	52,064,870
United Technologies Corp.	951,369	123,906,299
Vectrus, Inc. (a)	5,000	202,300
		312,161,915
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	270,900	22,888,341
FedEx Corp.	56,230	8,918,640
Onelogix Group Ltd.	291,841	57,719
United Parcel Service, Inc. Class B	373,206	44,284,624
		76,149,324
Airlines - 0.1%
Alaska Air Group, Inc.	267,800	15,993,016
Building Products - 0.1%
Apogee Enterprises, Inc.	5,000	184,650
Fortune Brands Home & Security, Inc.	654,529	33,420,251
KVK Corp.	5,500	77,658
Nihon Dengi Co. Ltd.	88,000	2,321,043
		36,003,602
Commercial Services & Supplies - 0.0%
Healthcare Services Group, Inc. (b)	190,900	4,304,795
Nippon Kanzai Co. Ltd.	26,600	471,732
Tel Aviv Stock Exchange Ltd.	287,700	846,595
		5,623,122
Construction & Engineering - 0.0%
Arcadis NV	50,193	949,383
Boustead Projs. Pte Ltd.	1,846,700	1,250,872
Joban Kaihatsu Co. Ltd.	1,400	67,868
Kawasaki Setsubi Kogyo Co. Ltd.	23,200	88,009
Meisei Industrial Co. Ltd.	360,100	2,426,993
Seikitokyu Kogyo Co. Ltd.	64,600	411,066
Watanabe Sato Co. Ltd.	4,100	70,048
		5,264,239
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	39,900	1,072,663
AMETEK, Inc.	280,400	24,094,772
Eaton Corp. PLC	14,200	1,146,224
Emerson Electric Co.	644,700	38,417,673
Fortive Corp.	647,500	45,907,750
Gerard Perrier Industrie SA	5,000	281,357
Iwabuchi Corp.	1,600	75,004
Sensata Technologies, Inc. PLC (a)	21,400	975,412
Siemens Gamesa Renewable Energy SA	391,800	5,333,077
Sunrun, Inc. (a)	1,354,900	20,770,617
Terasaki Electric Co. Ltd.	33,600	285,601
Vestas Wind Systems A/S	72,400	5,319,645
Vivint Solar, Inc. (a)(b)	1,596,463	12,867,492
		156,547,287
Industrial Conglomerates - 0.6%
3M Co.	2,500	404,300
Carlisle Companies, Inc.	188,620	27,342,355
General Electric Co.	14,154,808	116,777,166
Mytilineos Holdings SA	202,900	2,252,272
Reunert Ltd.	56,900	241,948
		147,018,041
Machinery - 0.7%
Conrad Industries, Inc. (a)	5,400	64,584
Deere & Co.	112,300	17,396,393
Flowserve Corp.	451,927	19,288,244
Fukushima Industries Corp.	4,100	115,781
Haitian International Holdings Ltd.	1,150,000	2,159,061
Hy-Lok Corp.	14,316	199,891
IDEX Corp.	200,127	32,962,918
Ingersoll-Rand PLC	581,900	70,462,271
Koike Sanso Kogyo Co. Ltd.	2,200	45,539
Minebea Mitsumi, Inc.	288,800	4,461,061
Nakanishi Manufacturing Co. Ltd.	20,000	189,956
Nansin Co. Ltd.	32,900	160,730
ProPetro Holding Corp. (a)	46,400	494,160
Sakura Rubber Co. Ltd.	11,100	626,912
The Hanshin Diesel Works Ltd.	4,500	84,718
WABCO Holdings, Inc. (a)	230,426	30,764,175
Wabtec Corp. (b)	45,662	3,160,267
Yamada Corp.	19,700	402,400
		183,039,061
Marine - 0.0%
Japan Transcity Corp.	237,400	974,315
Professional Services - 0.1%
ABIST Co. Ltd. (b)	24,400	567,538
Bertrandt AG	15,400	765,027
Career Design Center Co. Ltd.	22,100	274,807
McMillan Shakespeare Ltd.	46,017	493,983
RELX PLC (London Stock Exchange)	435,584	10,422,816
SHL-JAPAN Ltd.	29,000	522,483
		13,046,654
Road & Rail - 0.7%
Autohellas SA	51,600	328,924
CSX Corp.	579,500	38,838,090
Daqin Railway Co. Ltd. (A Shares)	2,500,041	2,703,767
Genesee & Wyoming, Inc. Class A (a)	285,075	31,609,116
J.B. Hunt Transport Services, Inc.	164,200	17,740,168
Landstar System, Inc.	171,320	19,105,606
Meitetsu Transport Co. Ltd.	5,000	110,886
NANSO Transport Co. Ltd.	43,900	464,476
Nikkon Holdings Co. Ltd.	40,300	898,295
Old Dominion Freight Lines, Inc.	166,373	27,245,242
STEF-TFE Group	3,667	335,314
Tohbu Network Co. Ltd.	42,500	387,655
Union Pacific Corp.	257,743	41,744,056
Utoc Corp.	121,800	569,818
		182,081,413
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	75,000	4,021,500
Canox Corp.	39,100	294,442
Daiichi Jitsugyo Co. Ltd.	5,900	153,616
Green Cross Co. Ltd.	81,100	719,888
HD Supply Holdings, Inc. (a)	767,480	29,862,647
Howden Joinery Group PLC	26,900	176,163
Itochu Corp.	1,620,000	32,305,455
Kamei Corp.	194,100	1,927,571
Mitani Shoji Co. Ltd.	47,900	2,380,684
Mitsubishi Corp.	201,900	4,912,802
MRC Global, Inc. (a)	827,540	10,402,178
Narasaki Sangyo Co. Ltd.	9,600	154,977
Nishikawa Keisoku Co. Ltd.	5,800	212,924
Pla Matels Corp.	49,800	238,136
Shinsho Corp.	77,000	1,529,345
		89,292,328
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	169,800	1,278,675
Qingdao Port International Co. Ltd. (H Shares) (d)	3,809,000	2,257,613
		3,536,288

TOTAL INDUSTRIALS		1,226,730,605

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.	527,700	24,701,637
F5 Networks, Inc. (a)	25,000	3,218,250
Juniper Networks, Inc.	41,100	951,876
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	467,500	3,665,200
		32,536,963
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	85,400	5,909,680
Avnet, Inc.	465,800	19,512,362
Daido Signal Co. Ltd.	98,300	471,907
Dell Technologies, Inc. (a)	17,996	927,334
Elematec Corp.	98,400	879,936
Fabrinet (a)	14,500	732,105
Flextronics International Ltd. (a)	372,900	3,591,027
HAGIAWARA ELECTRIC Co. Ltd.	5,000	128,865
Jabil, Inc.	612,000	17,631,720
Kingboard Chemical Holdings Ltd.	311,000	726,219
Makus, Inc.	587,111	1,925,733
New Cosmos Electric Co. Ltd.	6,200	90,051
PAX Global Technology Ltd. (b)	4,204,000	1,874,092
Riken Kieki Co. Ltd.	46,800	794,281
ScanSource, Inc. (a)	28,100	794,106
TE Connectivity Ltd.	276,200	25,194,964
Trimble, Inc. (a)	476,300	17,870,776
		99,055,158
Internet Software & Services - 0.0%
Qudian, Inc. ADR (a)(b)	319,700	2,554,403
Wise Talent Information Technology Co. Ltd. (a)(b)	1,390,800	3,268,816
		5,823,219
IT Services - 1.2%
Alliance Data Systems Corp.	70,083	8,616,705
Amdocs Ltd.	346,100	22,406,514
Avant Corp.	125,900	2,305,036
Cielo SA	346,800	649,046
Cognizant Technology Solutions Corp. Class A	461,400	28,325,346
Data Applications Co. Ltd.	5,000	82,600
DXC Technology Co.	64,900	2,155,978
E-Credible Co. Ltd.	78,916	1,173,608
Elastic NV	103,600	9,105,404
Enea Data AB (a)	57,300	805,673
Fidelity National Information Services, Inc.	268,000	36,506,960
FleetCor Technologies, Inc. (a)	7,300	2,178,320
Gartner, Inc. (a)	109,400	14,623,498
Global Payments, Inc.	38,200	6,340,436
GoDaddy, Inc. (a)	14,200	899,428
GreenSky, Inc. Class A (a)(b)	454,600	3,091,280
Korea Information & Communication Co. Ltd. (a)	18,423	135,468
Leidos Holdings, Inc.	215,000	18,782,400
MasterCard, Inc. Class A	54,000	15,193,980
PagSeguro Digital Ltd. (a)	106,300	5,310,748
PayPal Holdings, Inc. (a)	245,700	26,793,585
The Western Union Co.	499,100	11,040,092
Total System Services, Inc.	97,981	13,151,010
Verra Mobility Corp. (a)(b)	207,000	2,881,440
Visa, Inc. Class A	278,857	50,422,923
WEX, Inc. (a)	88,800	18,164,040
		301,141,518
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)	401,400	12,624,030
ams AG (a)	25,600	1,025,035
Analog Devices, Inc.	43,000	4,722,690
Applied Materials, Inc.	458,200	22,002,764
Broadcom, Inc.	60,000	16,958,400
KLA-Tencor Corp.	105,000	15,529,500
Lam Research Corp.	113,400	23,871,834
Marvell Technology Group Ltd.	1,148,350	27,525,950
Microchip Technology, Inc. (b)	32,200	2,779,826
Micron Technology, Inc. (a)	279,300	12,643,911
Miraial Co. Ltd.	30,400	342,531
NVIDIA Corp.	128,600	21,541,786
NXP Semiconductors NV	317,100	32,388,594
ON Semiconductor Corp. (a)	1,294,900	23,049,220
Phison Electronics Corp.	44,000	405,197
Qualcomm, Inc.	934,930	72,709,506
Sanken Electric Co. Ltd.	127,600	2,225,658
Skyworks Solutions, Inc.	196,700	14,805,609
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	117,300	5,000,499
Xilinx, Inc.	21,900	2,278,914
		314,431,454
Software - 2.6%
Adobe, Inc. (a)	96,100	27,341,411
Autodesk, Inc. (a)	135,800	19,394,956
Benefitfocus, Inc. (a)(b)	108,000	2,820,960
Blackbaud, Inc.	187,000	17,011,390
BlackLine, Inc. (a)	217,300	11,067,089
Box, Inc. Class A (a)	849,500	12,428,185
Cardlytics, Inc. (a)	28,300	1,063,231
Citrix Systems, Inc.	239,400	22,259,412
DocuSign, Inc. (a)	33,520	1,565,049
eBase Co. Ltd.	75,500	671,601
Encourage Technologies Co. Ltd.	5,000	35,487
Envestnet, Inc. (a)	100	5,721
Everbridge, Inc. (a)	12,158	1,048,020
HubSpot, Inc. (a)	39,700	7,927,296
Instructure, Inc. (a)(b)	255,100	10,550,936
Kingdee International Software Group Co. Ltd.	597,000	538,569
LivePerson, Inc. (a)	300,300	11,933,922
Micro Focus International PLC sponsored ADR	12,029	166,000
Microsoft Corp.	2,404,400	331,470,584
Minori Solutions Co. Ltd.	5,000	82,647
New Relic, Inc. (a)	15,200	871,568
Oracle Corp.	865,169	45,040,698
Parametric Technology Corp. (a)	184,200	12,059,574
Pivotal Software, Inc. (a)	1,017,300	15,167,943
Pluralsight, Inc. (a)(b)	61,600	991,760
Proofpoint, Inc. (a)	120,420	13,680,916
RealPage, Inc. (a)	290,300	18,483,401
Salesforce.com, Inc. (a)	194,000	30,277,580
SAP SE sponsored ADR	176,756	21,060,477
ShotSpotter, Inc. (a)	16,800	457,464
Sinosoft Tech Group Ltd.	4,769,000	1,061,068
SS&C Technologies Holdings, Inc.	41,100	1,915,671
SurveyMonkey	266,121	4,454,866
Symantec Corp.	537,800	12,503,850
System Research Co. Ltd.	7,100	258,978
Talend SA ADR (a)	58,000	2,360,020
Toho System Science Co. Ltd.	11,200	96,360
Varonis Systems, Inc. (a)	77,600	5,301,632
		665,426,292
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	1,078,094	225,041,342
Elecom Co. Ltd.	44,100	1,733,115
Hewlett Packard Enterprise Co.	67,500	932,850
HP, Inc.	452,000	8,267,080
NetApp, Inc.	1,000	48,060
Western Digital Corp.	494,100	28,297,107
		264,319,554

TOTAL INFORMATION TECHNOLOGY		1,682,734,158

MATERIALS - 1.1%
Chemicals - 0.4%
Amyris, Inc. (a)(b)	321,700	1,216,026
C. Uyemura & Co. Ltd.	62,700	3,192,987
Cabot Corp.	7,400	296,000
CF Industries Holdings, Inc.	1,020,610	49,183,196
Innospec, Inc.	153,811	12,793,999
Isamu Paint Co. Ltd.	2,600	78,562
KPC Holdings Corp.	7,154	317,992
LG Chemical Ltd.	16,710	4,562,820
LyondellBasell Industries NV Class A	2,500	193,450
NOF Corp.	18,300	593,434
Sherwin-Williams Co.	24,900	13,116,075
The Scotts Miracle-Gro Co. Class A	37,400	3,976,368
Toho Acetylene Co. Ltd.	78,450	894,272
Yara International ASA	44,900	1,947,825
Yip's Chemical Holdings Ltd.	450,000	131,875
		92,494,881
Construction Materials - 0.1%
Kunimine Industries Co. Ltd.	5,000	40,241
Mitani Sekisan Co. Ltd.	14,700	386,336
Summit Materials, Inc. (a)	1,048,400	21,995,432
		22,422,009
Containers & Packaging - 0.3%
Crown Holdings, Inc. (a)	796,830	52,463,287
Graphic Packaging Holding Co.	1,237,000	17,082,970
Mayr-Melnhof Karton AG	8,500	1,007,060
Packaging Corp. of America	5,000	502,900
Silgan Holdings, Inc.	16,200	482,112
		71,538,329
Metals & Mining - 0.3%
ArcelorMittal SA Class A unit (b)	86,200	1,238,694
Ausdrill Ltd.	2,027,719	2,724,307
Chubu Steel Plate Co. Ltd.	151,600	863,350
CI Resources Ltd.	136,202	127,498
CK-SAN-ETSU Co. Ltd.	32,800	926,248
Compania de Minas Buenaventura SA sponsored ADR	150,400	2,292,096
Kaiser Aluminum Corp.	169,000	14,944,670
Labrador Iron Ore Royalty Corp.	4,700	91,924
Mount Gibson Iron Ltd.	3,793,094	1,826,438
Newmont Goldcorp Corp.	727,800	29,031,942
Pacific Metals Co. Ltd.	52,000	922,182
Rio Tinto PLC sponsored ADR	49,000	2,478,420
Royal Gold, Inc.	174,000	23,208,120
Teck Resources Ltd. Class B (sub. vtg.)	82,400	1,403,040
		82,078,929

TOTAL MATERIALS		268,534,148

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	67,600	10,129,184
American Homes 4 Rent Class A	76,900	1,967,102
American Tower Corp.	179,917	41,415,094
Apartment Investment & Management Co. Class A	335,900	17,130,900
Brandywine Realty Trust (SBI)	1,048,747	15,049,519
CoreSite Realty Corp.	175,742	20,417,706
Corporate Office Properties Trust (SBI)	221,000	6,384,690
Crown Castle International Corp.	66,216	9,612,577
Empire State Realty Trust, Inc.	991,726	13,943,668
Equinix, Inc.	42,000	23,363,760
Equity Commonwealth	534,700	17,998,002
Equity Lifestyle Properties, Inc.	43,800	5,900,736
Front Yard Residential Corp. Class B	504,000	5,589,360
Healthcare Trust of America, Inc.	941,360	26,696,970
Liberty Property Trust (SBI)	465,924	24,283,959
Medical Properties Trust, Inc.	702,730	13,063,751
Omega Healthcare Investors, Inc.	62,500	2,542,500
Outfront Media, Inc.	829,140	22,784,767
Potlatch Corp. (b)	89,693	3,451,387
Prologis, Inc.	193,500	16,180,470
Public Storage	4,900	1,297,226
Sabra Health Care REIT, Inc.	1,144,500	24,744,090
Simon Property Group, Inc.	149,700	22,296,318
Store Capital Corp.	41,200	1,555,712
VICI Properties, Inc.	152,900	3,388,264
Welltower, Inc.	149,400	13,380,264
		364,567,976
Real Estate Management & Development - 0.2%
Arealink Co. Ltd.	25,000	274,862
CBRE Group, Inc. (a)	592,900	30,990,883
Cushman & Wakefield PLC	282,600	4,758,984
Howard Hughes Corp. (a)	48,100	6,073,587
Nisshin Fudosan Co. Ltd.	64,700	269,190
		42,367,506

TOTAL REAL ESTATE		406,935,482

UTILITIES - 1.4%
Electric Utilities - 1.0%
Edison International	151,300	10,934,451
Entergy Corp.	91,100	10,279,724
Evergy, Inc.	462,797	30,081,805
Exelon Corp.	1,309,073	61,866,790
FirstEnergy Corp.	287,100	13,206,600
NextEra Energy, Inc.	50,100	10,975,908
OGE Energy Corp.	280,300	12,016,461
ORSTED A/S (d)	4,600	439,216
PG&E Corp. (a)	109,900	1,148,455
Pinnacle West Capital Corp.	12,600	1,200,906
PPL Corp.	881,900	26,060,145
Southern Co.	852,100	49,643,346
Vistra Energy Corp.	211,700	5,281,915
Xcel Energy, Inc.	251,300	16,138,486
		249,274,208
Gas Utilities - 0.1%
Atmos Energy Corp.	17,500	1,929,025
Busan City Gas Co. Ltd.	54,716	1,600,306
China Resource Gas Group Ltd.	648,000	3,197,647
Enagas SA	50,598	1,104,131
Hokuriku Gas Co.	6,200	176,834
Keiyo Gas Co. Ltd.	3,000	82,741
Seoul City Gas Co. Ltd.	11,774	681,911
South Jersey Industries, Inc.	620,500	20,066,970
YESCO Co. Ltd.	22,407	669,233
		29,508,798
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP (b)	71,800	3,679,750
NRG Energy, Inc.	270,300	9,838,920
NRG Yield, Inc. Class C	272,400	4,821,480
The AES Corp.	122,500	1,877,925
		20,218,075
Multi-Utilities - 0.2%
Avangrid, Inc.	51,600	2,607,864
CenterPoint Energy, Inc.	148,300	4,106,427
Dominion Energy, Inc.	188,857	14,660,969
MDU Resources Group, Inc.	837,800	22,528,442
Public Service Enterprise Group, Inc.	161,700	9,777,999
Sempra Energy	64,400	9,120,972
		62,802,673

TOTAL UTILITIES		361,803,754

TOTAL COMMON STOCKS
(Cost $10,808,144,532)		11,170,725,498

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	57,200	3,544,684
Nonconvertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	36,200	455,450
TOTAL PREFERRED STOCKS
(Cost $3,754,410)		4,000,134

Equity Funds - 54.6%
Large Blend Funds - 9.5%
Fidelity SAI U.S. Large Cap Index Fund (f)	115,319,595	1,825,509,194
Fidelity SAI U.S. Low Volatility Index Fund (f)	40,962,113	607,877,758

TOTAL LARGE BLEND FUNDS		2,433,386,952

Large Growth Funds - 33.9%
Fidelity Contrafund (f)	136,339,541	1,780,594,399
Fidelity Growth Company Fund (f)	111,465,048	2,192,517,486
Fidelity SAI U.S. Momentum Index Fund (f)	117,904,860	1,643,593,749
Fidelity SAI U.S. Quality Index Fund (f)	199,285,509	3,007,218,319

TOTAL LARGE GROWTH FUNDS		8,623,923,953

Large Value Funds - 9.0%
Fidelity Large Cap Value Enhanced Index Fund (f)	133,773,679	1,713,640,829
Fidelity SAI U.S. Value Index Fund (f)	60,841,324	577,384,166

TOTAL LARGE VALUE FUNDS		2,291,024,995

Small Blend Funds - 2.2%
Fidelity Small Cap Index Fund (f)	29,407,753	565,511,087
TOTAL EQUITY FUNDS
(Cost $13,324,338,749)		13,913,846,987

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.13% (g)	338,502,629	338,570,329
Fidelity Securities Lending Cash Central Fund 2.13% (g)(h)	242,558,767	242,583,023
TOTAL MONEY MARKET FUNDS
(Cost $581,149,590)		581,153,352
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $24,717,387,281)		25,669,725,971
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(212,803,674)
NET ASSETS - 100%		$25,456,922,297

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,049,032 or 0.0% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated Fund

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,094,248
Fidelity Securities Lending Cash Central Fund	404,847
Total	$2,499,095

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$1,541,982,376	$150,000,000	$--	$--	$--	$88,612,023	$1,780,594,399
Fidelity Growth Company Fund	1,975,431,920	70,000,000	--	--	--	147,085,566	2,192,517,486
Fidelity Large Cap Value Enhanced Index Fund	1,533,078,826	100,000,000	--	--	--	80,562,003	1,713,640,829
Fidelity SAI U.S. Large Cap Index Fund	--	1,835,478,730	--	--	--	(9,969,536)	1,825,509,194
Fidelity SAI U.S. Low Volatility Index Fund	563,638,676	--	--	--	--	44,239,082	607,877,758
Fidelity SAI U.S. Momentum Index Fund	1,466,830,954	50,000,000	--	--	--	126,762,795	1,643,593,749
Fidelity SAI U.S. Quality Index Fund	2,429,472,096	399,999,985	--	--	--	177,746,238	3,007,218,319
Fidelity SAI U.S. Value Index Fund	550,613,983	--	--	--	--	26,770,183	577,384,166
Fidelity Small Cap Index Fund	503,719,722	51,844,833	--	1,844,833	--	9,946,532	565,511,087
Fidelity Total Market Index Fund	1,297,238,579	621,564,840	2,016,357,078	--	85,174,780	12,378,879	--
Total	$11,862,007,132	$3,278,888,388	$2,016,357,078	$1,844,833	$85,174,780	$704,133,765	$13,913,846,987

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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